Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	2,000,000	2,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares subject to possible redemption	28,449,516	28,502,357
Class A ordinary shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	1,550,484	1,497,643
Ordinary shares, shares outstanding	1,550,484	1,497,643
Class B ordinary shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	7,500,000	7,500,000
Ordinary shares, shares outstanding	7,500,000	7,500,000